UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar General Bond Fund

PIMCO CORPORATE OPPORTUNITIES FUND

Ticker Symbol:PTY	Cusip Number:72201B101
Record Date: 2/18/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

* Management Recommended Vote
Staar International Fund

CS INTERNATIONAL FOCUS FUND-COMMON

Ticker Symbol:WPMFX	Cusip Number:22544L506
Record Date: 3/12/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the agreement and plan of reorganization between Credit Suisse International Focus Fund, Inc and Aberdeen Funds on behalf of Aberdeen International Equity Fund.	For	Issuer	For	With
2	To approve an investment subadvisory agreement among Credit Suisse International Focus Fund, Inc., Credit Suisse Asset Management, LLC and Aberdeen Asset Management Investment Services, LTD.	For	Issuer	For	With

* Management Recommended Vote
Staar Larger Company Stock Fund

E TRADE FINANCIAL CORPORATION

Ticker Symbol:ETFC	Cusip Number:269246BNY
Record Date: 4/20/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-D	Election of Directors	For	Issuer	For	With
2	To amend company's 2005 equity incentive plan to increase shares reserved by 30 million shares...	Against	Issuer	For	Against
3	Ratify selection of Deloitte & Touche LLP as Independent Public Accts.	For	Issuer	For	With
4	Stockholder proposal on executive bonus program	For	Stockholder	Against	Against

MEDTRONIC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/23/2008	Meeting Date: 8/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Price Waterhouse as Ind Registered Public Acct	For	Issuer	For	With
3	Approve 2008 Stock Awar Incentive Plan	For	Issuer	For	With

PENGROWTH ENERGY TRUST

Ticker Symbol:PGH	Cusip Number:706902509
Record Date: 4/23/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Appoint KPMG, LLP, chartered accountants, as auditor of the trust at a remuneration to be determined by the board of directors of the corporation.	For	Issuer	For	With
2	To approve the ordinary resolution electing as directors of the corporation the nominees set forth in the accompanying management information circular of the trust dated May 5, 2009.	For	Issuer	For	With
3	To approve an extraordinary resolution to approve the almagation of the corporation and Esprit Exploration LTD and related matters...	For	Issuer	For	With
4	To approve an extraordinary resolution to authorize amendments to the trust's amended and restated trust indenture, dated June 18, 2008 and the corporations unanimous shareholder agreement, dated June 11, 2007 to facilitate the internalization of the corporations management structure...	For	Issuer	For	With
5	To approve the ordinary resolution to re-appoint Computershare Trust Company of Canada as the Trustee of the Trust...	For	Issuer	For	With

PRICELINE.COM

Ticker Symbol:PCLN	Cusip Number:741503BNY
Record Date: 4/14/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the selection of Deloitte and Touche LLP as independent registered public accounting firm of this company for fiscal year ending December 31, 2009	For	Issuer	For	With
3	To amend the company's certificate of incorporation to provide for the right of stockholders representing at least 25% of the company's outstanding shares of common stock to call special stockholder meeting.	For	Issuer	For	With
4	To consider and vote upon a stockholder proposal concerning special stockholder meetings.	Abstained	Issuer	Against	N/A

TIME WARNER, INC.

Ticker Symbol:TWX	Cusip Number:887317BNY
Record Date: 4/3/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors.	For	Issuer	For	With
2	Ratification of Appointment of Independent Auditors.	For	Issuer	For	With
3	Company Proposal to Approve the Time Warner Inc. Annual Incentive Plan for Executive Officers.	For	Issuer	For	With
4	Stockholder Proposal Regarding Cumulative Voting.	Against	Issuer	Against	With
5	Stockholder Proposal Regarding Special Stockholder Meetings.	Against	Issuer	Against	With
6	Stockholder Proposal Regarding Advisory Resolution to Ratify Compensation of Named Executive Officers.	For	Issuer	Against	Against

YAHOO INC.

Ticker Symbol:YHOO	Cusip Number:984332BNY
Record Date: 4/27/2009	Meeting Date: 6/25/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-L	Election of Directors.	For	Issuer	For	With
2	Amendments to the company's amended and restated 1995 Stock Plan	For	Issuer	For	With
3	Amendments to the company's amended and restated 1996 Employee Stock Purchase Plan.	For	Issuer	For	With
4	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
5	Stockholder proposal regarding executive compensation advisory vote, if properly presented at the annual meeting.	Against	Issuer	Against	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

CAL-MAINE FOODS

Ticker Symbol:CALM	Cusip Number:128030202
Record Date: 8/14/2008	Meeting Date: 10/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Amendment of Certificate of Inc. to porvide for equal dividends for common and Class A stock	For	Issuer	For	With
3	Adopt Humane Society Resolution	For	Stockholder	For	With

UNITED GUARDIAN, INC

Ticker Symbol:UG	Cusip Number:910571108
Record Date: 3/27/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Eisner LLP as Independent Public Accts	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

E TRADE FINANCIAL CORPORATION

Ticker Symbol:ETFC	Cusip Number:269246BNY
Record Date: 4/20/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-D	Election of Directors	For	Issuer	For	With
2	To amend company's 2005 equity incentive plan to increase shares reserved by 30 million shares...	Against	Issuer	For	Against
3	Ratify selection of Deloitte & Touche LLP as Independent Public Accts.	For	Issuer	For	With
4	Stockholder proposal on executive bonus program	For	Stockholder	Against	Against

ICU MEDICAL, INC

Ticker Symbol:ICUI	Cusip Number:44930G107
Record Date: 3/23/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify selection of Deloitte & Touche LLP as Auditors	For	Issuer	For	With

IVY PACIFIC OPPORTUNITES FUND CL A

Ticker Symbol:IPOAX	Cusip Number:465897866
Record Date: 10/31/2008	Meeting Date: 1/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve Reorg into corresponding fund in a Delaware Trust	For	Issuer	For	With

NEUBERGER BERMAN FOCUS-ADVISOR FUND

Ticker Symbol:NVFAX	Cusip Number:64122M209
Record Date: 1/23/2009	Meeting Date: 3/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve New Mgt Agreement with newly-formed entity	For	Issuer	For	With
3	Approve new sun-advisory agreement with respect to the new entity	For	Issuer	For	With

PIMCO CORPORATE OPPORTUNIY FUND

Ticker Symbol:PTY	Cusip Number:72201B101
Record Date: 2/18/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

PRICELINE.COM

Ticker Symbol:PCLN	Cusip Number:741503BNY
Record Date: 4/14/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the selection of Deloitte and Touche LLP as independent registered public accounting firm of this company for fiscal year ending December 31, 2009	For	Issuer	For	With
3	To amend the company's certificate of incorporation to provide for the right of stockholders representing at least 25% of the company's outstanding shares of common stock to call special stockholder meeting	For	Issuer	For	With
4	To consider and vote upon a stockholder proposal concerning special stockholder meetings	Abstained	Issuer	Against	N/A

TIME WARNER INC

Ticker Symbol:TWX	Cusip Number:887317BNY
Record Date: 4/3/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors.	For	Issuer	For	With
2	Ratification of Appointment of Independent Auditors.	For	Issuer	For	With
3	Company Proposal to Approve the Time Warner Inc. Annual Incentive Plan for Executive Officers.	For	Issuer	For	With
4	Stockholder Proposal Regarding Cumulative Voting.	Against	Issuer	Against	With
5	Stockholder Proposal Regarding Special Stockholder Meetings.	Against	Issuer	Against	With
6	Stockholder Proposal Regarding Advisory Resolution to Ratify Compensation of Named Executive Officers.	For	Issuer	Against	Against

UNITED GUARDIAN, INC

Ticker Symbol:UG	Cusip Number:910571108
Record Date: 3/27/2009	Meeting Date: 5/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appt of Eisner LLP as the Independent Public Accts	For	Issuer	For	With

YAHOO INC.

Ticker Symbol:YHOO	Cusip Number:984332BNY
Record Date: 4/27/2009	Meeting Date: 6/25/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-L	Election of Directors.	For	Issuer	For	With
2	Amendments to the company's amended and restated 1995 Stock Plan.	For	Issuer	For	With
3	Amendments to the company's amended and restated 1996 Employee Stock Purchase Plan.	For	Issuer	For	With
4	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
5	Stockholder proposal regarding executive compensation advisory vote, if properly presented at the annual meeting.	Against	Issuer	Against	With

* Management Recommended Vote
Staar Short-Term Bond Fund

Staar Short-Term Bond Fund Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: August 27, 2009

*Print the name and title of each signing officer under his or her signature.